CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Share capital [Member]		Preferred Stock [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015		$ 21			$ 25,648	$ (29)	$ (8)	$ (19,483)	$ 6,149
Balance, shares at Dec. 31, 2015	[1]	2,681,156
Stock-based compensation			[2]		223				223
Issuance of ordinary shares		$ 2			698				700
Issuance of ordinary shares, shares	[1]	216,158
Other comprehensive income (loss):
Unrealized gain of available-for-sale marketable securities, net							4		4
Foreign currency translation adjustments							5		5
Net loss								(5,221)	(5,221)
Balance at Dec. 31, 2016		$ 23			26,569	(29)	1	(24,704)	$ 1,860
Balance, shares at Dec. 31, 2016		2,897,314	[1]						2,897,314
Stock-based compensation					1				$ 1
Issuance of ordinary shares		$ 2			398				400
Issuance of ordinary shares, shares	[1]	200,803
Shareholders debt conversion into warrants					1,220				1,220
Exercise of stock options			[2]
Exercise of stock options, shares	[1]	20,767
Other comprehensive income (loss):
Unrealized gain of available-for-sale marketable securities, net							(1)		(1)
Net loss								(1,768)	(1,768)
Balance at Dec. 31, 2017		$ 25			28,188	(29)		(26,472)	$ 1,712
Balance, shares at Dec. 31, 2017		3,118,884	[1]						3,118,884
Stock-based compensation					90				$ 90
Issuance of ordinary shares		$ 2			186				188
Issuance of ordinary shares, shares	[1]	175,439
Issuance of preferred shares				$ 10	1,343				1,353
Issuance of preferred shares, shares				1,315,789
Effect of adoption of new accounting standard								230	230
Other comprehensive income (loss):
Net loss								(1,170)	(1,170)
Balance at Dec. 31, 2018		$ 27		$ 10	$ 29,807	$ (29)		$ (27,412)	$ 2,403
Balance, shares at Dec. 31, 2018		3,294,323	[1]	1,315,789					3,294,323

[1]	Historical stock information was adjusted to retroactively reflect the one for three Ordinary share reverse split implemented in September 2017.
[2]	Represents an amount less than $1.